Subsequent Events (Details) - USD ($)												1 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Nov. 01, 2025	Oct. 30, 2025	Oct. 29, 2025	Oct. 29, 2025	Oct. 21, 2025	Oct. 20, 2025	Oct. 09, 2025	Aug. 28, 2025	Mar. 20, 2025	Sep. 30, 2024	Jun. 25, 2024	Nov. 30, 2024	Nov. 30, 2024	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Mar. 19, 2025	Jul. 03, 2024	Jun. 24, 2024	Nov. 21, 2023
Subsequent Events
Conversion price of debt (in Dollars per share)															$ 2		$ 2
Outstanding warrants issued (in Shares)															12,997,740		12,997,740	0
Shares common stock (in Shares)															17,022,690		16,297,190	4,639,643
Proceeds from debt																	$ 0	$ 200,000
Prepayment penalty rate in case of default															115.00%
Proceeds from convertible debt															$ 0	$ 2,700,000	2,700,000	$ 0
Exchange Note [Member]
Subsequent Events
Debt instrument interest rate																					8.00%
Principal amount												$ 511,693
Conversion price of debt (in Dollars per share)												$ 2	$ 2								$ 10
Quantum Convertible Note [Member]
Subsequent Events
Aggregate principal amount								$ 3,000,000
March 2025 Convertible Note [Member]
Subsequent Events
Aggregate principal amount									$ 108,696
Aggregate of principal									$ 1,630
Conversion price of debt (in Dollars per share)															$ 2
Default interest rate									28.00%
Percentage of effective price per share for conversion of debt in qualified financing														75.00%
Prepayment penalty rate in case of default														110.00%
September 2024 Convertible Note [Member]
Subsequent Events
Aggregate principal amount										$ 2,222,222						$ 2,222,222
Debt instrument interest rate										15.00%						15.00%
Conversion price of debt (in Dollars per share)										$ 2						$ 2
Initial principal amount										$ 333,333						$ 333,333
Default interest rate										24.00%
Secured Promissory Note Issued on March 20, 2025 [Member]
Subsequent Events
Aggregate principal amount									$ 555,556
Debt instrument interest rate															10.00%
Equity Line Of Credit [Member]
Subsequent Events
Debt instrument interest rate																						19.90%
Conversion price of debt (in Dollars per share)																						$ 1.25
Proceeds from convertible debt													$ 760,000				760,000
Quantum Convertible Note
Subsequent Events
Aggregate principal amount																	$ 3,000,000					$ 3,000,000
Debt instrument interest rate											12.00%
Conversion price of debt (in Dollars per share)											$ 10									$ 3.2
Unamortized debt discount											$ 210,000
Default interest rate											18.00%
Proceeds from convertible debt											$ 2,700,000
Subsequent Event [Member]
Subsequent Events
Outstanding warrants issued (in Shares)			130,000	130,000
Additional outstanding warrants issued (in Shares)			2,250,000	2,250,000
Warrant exchange agreement period			10 days	10 days
Subsequent Event [Member] | Exchange Note [Member]
Subsequent Events
Principal amount					$ 1,255,299
Aggregate of interest					35,783
Aggregate of principal					$ 1,219,516
Aggregate shares (in Shares)					1,673,733
Subsequent Event [Member] | Quantum Convertible Note [Member]
Subsequent Events
Aggregate of interest		$ 1,196,203
Aggregate of principal		$ 3,000,000
Aggregate shares (in Shares)		4,400,000
Subsequent Event [Member] | March 2025 Convertible Note [Member]
Subsequent Events
Aggregate of interest					$ 44,017
Aggregate of principal					$ 108,696
Aggregate shares (in Shares)					320,691
Subsequent Event [Member] | September 2024 Convertible Note [Member]
Subsequent Events
Aggregate of interest			$ 277,864
Aggregate of principal			$ 2,494,321
Aggregate shares (in Shares)			3,698,716
Conversion price of debt (in Dollars per share)					$ 0.75
Penalties amount			$ 1,852
Subsequent Event [Member] | Secured Promissory Note Issued on March 20, 2025 [Member]
Subsequent Events
Aggregate principal amount									$ 555,556
Debt instrument interest rate	5.00%								5.00%
Aggregate of principal	$ 2,315
Proceeds from debt									$ 500,000
Unamortized debt discount									55,556
Minimum interest to be paid upon issuance of debt									$ 27,778
Default interest rate									24.00%
Subsequent Event [Member] | Convertible Promissory Note Issued on March 20, 2025 [Member]
Subsequent Events
Aggregate principal amount									$ 108,696
Debt instrument interest rate									18.00%
Proceeds from debt									$ 100,000
Unamortized debt discount									8,696
Minimum interest to be paid upon issuance of debt									$ 9,800
Default interest rate									28.00%
Percentage of effective price per share for conversion of debt in qualified financing									75.00%
Prepayment penalty rate									10.00%
Prepayment penalty rate in case of default									115.00%
Subsequent Event [Member] | Equity Line Of Credit [Member]
Subsequent Events
Conversion price of debt (in Dollars per share)									$ 1.25										$ 2
Subsequent Event [Member] | Quantum Convertible Note
Subsequent Events
Proceeds from convertible debt								$ 380,000
Subsequent Event [Member] | M2B | Quantum Convertible Note
Subsequent Events
Equity kicker, shares issued (in Shares)								500,000
Maximum [Member] | Subsequent Event [Member] | Secured Promissory Note Issued on March 20, 2025 [Member]
Subsequent Events
Debt instrument interest rate	24.00%
Minimum | Subsequent Event [Member] | Secured Promissory Note Issued on March 20, 2025 [Member]
Subsequent Events
Debt instrument interest rate	5.00%
Minimum | Subsequent Event [Member] | Convertible Promissory Note Issued on March 20, 2025 [Member]
Subsequent Events
Conversion price of debt (in Dollars per share)									$ 2
IPO [Member] | Subsequent Event [Member]
Subsequent Events
Shares common stock (in Shares)			2,175,000	2,175,000
October 9, 2025 Purchase Agreement [Member] | Subsequent Event [Member] | October 9, 2025 Note [Member]
Subsequent Events
Aggregate principal amount							$ 133,333
Purchase price							$ 120,000
Debt instrument interest rate							5.00%
October 9, 2025 Purchase Agreement [Member] | Maximum [Member] | Subsequent Event [Member] | October 9, 2025 Note [Member]
Subsequent Events
Debt instrument interest rate							24.00%
October 20, 2025 Purchase Agreement [Member] | Subsequent Event [Member] | October 20, 2025 Note [Member]
Subsequent Events
Aggregate principal amount						$ 133,333
Purchase price						$ 120,000
Debt instrument interest rate						5.00%
October 20, 2025 Purchase Agreement [Member] | Maximum [Member] | Subsequent Event [Member] | October 20, 2025 Note [Member]
Subsequent Events
Debt instrument interest rate						24.00%
October 29, 2025 Purchase Agreement [Member] | Subsequent Event [Member] | October 29, 2025 Note [Member]
Subsequent Events
Aggregate principal amount			$ 201,000	$ 201,000
Debt instrument interest rate			18.00%	18.00%
Shares common stock (in Shares)			50,000	50,000
Initial principal amount			$ 217,391	$ 217,391
Purchase agreement period				12 months
Accrues immediately and is guaranteed period				8 months
Debt instrument, outstanding percentage				100.00%
Percentage of outstanding balance				10.00%
Number of shares of the common stock outstanding percent.				9.99%
Debt instrument conversion price percentage				75.00%